Other Assets, Non-Current	12 Months Ended
Dec. 31, 2025
Other Assets, Non-Current [Abstract]
OTHER ASSETS, NON-CURRENT

NOTE 7 – OTHER ASSETS, NON-CURRENT

Other assets, non-current consisted of the following:

	As of December 31,
	2025	2024
Prepayment for acquisition related deposit	$15,194,628	$-
Deposit for lease	35,568	-
Prepayment for the construction and equipment	115,035	-
Total other assets, non-current	$15,345,231	$-

In 2025, the Company entered into an investment service agreement with a third-party consulting firm to source, evaluate, and manage potential investment opportunities on the Company’s behalf. In accordance with the agreement, the Company is required to place a refundable deposit with the consulting firm in connection with prospective acquisition transactions. During the year ended December 31, 2025, the Company remitted a deposit of $15,194,628 to facilitate the identification, evaluation, and execution of potential acquisitions. The amount has been recorded as a deposit and will be recognized as part of the purchase consideration upon the successful completion of an acquisition.

As of December 31, 2025, no business combination has been completed and the related acquisition activities remain in progress. Accordingly, the balance continues to be presented as a deposit. The Company will reclassify the deposit as part of the consideration transferred upon execution of a definitive agreement and the transfer of the related rights and obligations.

The deposit does not constitute an equity investment, loan, or capital contribution to the consulting firm. The consulting firm has no ownership, beneficial interest, or economic rights with respect to the deposited funds. The Company retains control over the use of the funds, and any unused portion is contractually refundable upon demand in accordance with the terms of the agreement.

The Company assesses the recoverability of the deposit on an ongoing basis, taking into consideration the status of the underlying acquisition activities and the financial condition and performance of the consulting firm. As of the reporting date, management has concluded that the deposit is fully recoverable, and no impairment loss has been recognized.